Significant Accounting Policies - Summary of Adopting IFRS 16 Impact on the Statement of Financial Position (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Right-of-use assets	R$ 21,631	R$ 18,225
Deferred tax assets	156,748	100,073	R$ 99,460	R$ 7,310	R$ 5,860
Total assets	3,161,423		1,334,878
Liabilities
Lease liabilities	25,857	20,089
Total liabilities	R$ 1,566,613		R$ 264,994
IFRS 16
Assets
Right-of-use assets		18,225
Deferred tax assets		613
Total assets		18,838
Liabilities
Lease liabilities		20,089
Total liabilities		20,089
Equity
Retained earnings		R$ (1,251)